NOTES PAYABLE - Narrative (Details) $ / shares in Units, shares in Millions								1 Months Ended																		3 Months Ended			12 Months Ended
	Nov. 09, 2023 USD ($)	Nov. 04, 2023	Oct. 06, 2023 USD ($)	Oct. 02, 2023	Aug. 18, 2023 USD ($)	Dec. 21, 2022 USD ($)	Aug. 01, 2022 shares	Sep. 30, 2023 USD ($)	Aug. 31, 2023 USD ($) installment	Aug. 31, 2022 USD ($) shares	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) loan	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($) employee tranche	Aug. 31, 2021 USD ($)	Jul. 31, 2021 USD ($)	May 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) loan	Jul. 04, 2023 USD ($)	Feb. 02, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 19, 2022 $ / shares
Debt Instrument [Line Items]
Gain on debt extinguishment																													$ 20,065,000	$ (287,000)	$ (8,016,000)
Exercise price of warrants (in dollars per share) | $ / shares																													$ 11.50
Warrants term																													5 years
Debt instrument, interest rate buydown terms, required continued operation period																		5 years
Debt instrument, convertible, accumulated fair value adjustment						$ 130,300,000
Debt Instrument, convertible, accumulated other comprehensive loss related to fair value changes						72,600,000
Debtor reorganization items, gain (loss) from derecognization of accumulated fair value adjustment						202,900,000
Debt instrument, convertible price (in dollars per share) | $ / shares																																			$ 8.00
Mass Mutual Barings loans
Debt Instrument [Line Items]
Issuances of common stock- vendor settlement (in shares) | shares										0.3
B. Riley Securities, Inc.
Debt Instrument [Line Items]
Issuances of common stock- vendor settlement (in shares) | shares							0.4
Stockholder Loan Warrants
Debt Instrument [Line Items]
Number of common stock called by warrants (in shares) | shares																							0.2
Exercise price of warrants (in dollars per share) | $ / shares																							$ 4.21
Proceeds from issuance of warrants																							$ 500,000
Notes Payable
Debt Instrument [Line Items]
Notes payable																													$ 854,453,000	880,937,000
Convertible Notes
Debt Instrument [Line Items]
Debt instrument, face amount																														514,800,000
Interest rate per annum																													10.00%
Convertible notes payable, payable in cash percent																													4.00%
Convertible notes payable, payable in kind percent																													6.00%
Debt instrument, convertible price (in dollars per share) | $ / shares																																			$ 8.00
Kentucky note | Secured Promissory Notes Payable
Debt Instrument [Line Items]
Debt instrument, term																									5 years
Debt instrument, face amount																									$ 2,400,000
Interest rate per annum																									5.00%
Effective Interest Rates																									5.00%
Kentucky note | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													5.00%
Effective Interest Rates																													5.00%
Notes payable																													$ 529,000	529,000
NYDIG loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term																	24 months			24 months	24 months			24 months
Interest rate per annum																	11.00%			14.25%	14.25%			15.00%
Effective Interest Rates																	11.00%			16.00%	17.00%			16.00%
Issuances of debt																	$ 33,400,000			$ 26,100,000	$ 13,400,000	$ 3,800,000		$ 800,000
NYDIG loan | Notes Payable
Debt Instrument [Line Items]
Gain on debt extinguishment																										$ 20,800,000
Notes payable																													$ 0	38,573,000
NYDIG loan | Notes Payable | Minimum
Debt Instrument [Line Items]
Interest rate per annum																													11.00%
Effective Interest Rates																													11.00%
NYDIG loan | Notes Payable | Maximum
Debt Instrument [Line Items]
Interest rate per annum																													15.00%
Effective Interest Rates																													17.00%
Stockholder loan
Debt Instrument [Line Items]
Warrants term																							2 years
Stockholder loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term																							2 years
Debt instrument, face amount																							$ 10,000,000
Interest rate per annum																							10.00%
Effective Interest Rates																							20.00%
Issuances of debt																							$ 9,500,000
Stockholder loan | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													10.00%
Effective Interest Rates																													20.00%
Notes payable																													$ 10,000,000	10,000,000
Trinity loan | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													11.00%
Effective Interest Rates																													11.00%
Notes payable																													$ 23,356,000	$ 23,356,000
Trinity loan | Revolving Credit Facility
Debt Instrument [Line Items]
Effective Interest Rates																			11.00%
Line of credit facility, maximum borrowing capacity																			$ 30,000,000
Proceeds from lines of credit														$ 10,000,000		$ 5,000,000	$ 14,000,000		$ 1,000,000
Line of credit facility, expiration period																			36 months
Bremer loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term																													60 months
Interest rate per annum																													5.50%
Effective Interest Rates																													5.60%
Line of credit facility, maximum borrowing capacity																		$ 16,200,000
Proceeds from lines of credit												$ 700,000															$ 4,800,000	$ 15,200,000
Number of installment | tranche																		2
Line of credit facility, additional borrowing capacity																$ 9,600,000												$ 9,600,000			9,600,000
Debt instrument, covenant terms, minimum debt service coverage ratio																														1.2
Debt instrument, covenant terms, fixed charge coverage ratio																														1
Debt Instrument, interest rate buydown, amount over the term of the loan																		$ 800,000
Debt instrument, interest rate buydown terms, threshold number of new full time employees | employee																		13
Debt Instrument, interest rate buydown, amount																													$ 0	$ 0	$ 0
Debt Instrument, interest rate buydown terms, full time employee employment period																		2 years
Debt Instrument, interest rate buydown terms, minimum continued operation period																		5 years
Bremer loan | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													5.50%
Effective Interest Rates																													5.60%
Notes payable																													$ 18,331,000	18,331,000
Blockfi loan | Equipment Loan
Debt Instrument [Line Items]
Effective Interest Rates																13.10%												13.10%			13.10%
Line of credit facility, maximum borrowing capacity																$ 110,000,000												$ 110,000,000			$ 110,000,000
Proceeds from lines of credit															$ 20,000,000	$ 60,000,000
Debt instrument, number of lending agreements | loan																2												2			2
Unused remaining borrowing capacity, expired amount													$ 30,000,000														30,000,000
Blockfi loan | Notes Payable
Debt Instrument [Line Items]
Notes payable																													$ 53,913,000	53,913,000
Blockfi loan | Notes Payable | Minimum
Debt Instrument [Line Items]
Interest rate per annum																													9.70%
Effective Interest Rates																													10.10%
Blockfi loan | Notes Payable | Maximum
Debt Instrument [Line Items]
Interest rate per annum																													13.10%
Effective Interest Rates																													13.10%
Blockfi Loan, Credit Agreement One | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term																24 months
Interest rate per annum																9.70%												9.70%			9.70%
Effective Interest Rates																10.10%												10.10%			10.10%
Line of credit facility, maximum borrowing capacity																$ 10,000,000												$ 10,000,000			$ 10,000,000
Blockfi Loan, Credit Agreement Two | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term																24 months
Interest rate per annum																13.10%												13.10%			13.10%
Line of credit facility, maximum borrowing capacity																$ 100,000,000												$ 100,000,000			$ 100,000,000
Anchor Labs loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term											24 months		24 months
Debt instrument, face amount											$ 11,700,000		$ 20,000,000														$ 20,000,000
Effective Interest Rates											12.50%		12.50%														12.50%
Proceeds from lines of credit											$ 11,700,000		$ 20,000,000
Anchor Labs loan | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													12.50%
Effective Interest Rates																													12.50%
Notes payable																													$ 25,159,000	25,159,000
Mass Mutual Barings loans | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term													36 months
Debt instrument, face amount													$ 100,000,000														$ 100,000,000
Effective Interest Rates										13.00%			9.80%														9.80%
Proceeds from lines of credit												$ 39,600,000	$ 30,000,000
Unused borrowing capacity, amount																																		$ 30,400,000
Debt instrument, deferred payment period										6 months
Mass Mutual Barings loans | Notes Payable
Debt Instrument [Line Items]
Notes payable																													$ 63,844,000	63,844,000
Mass Mutual Barings loans | Notes Payable | Minimum
Debt Instrument [Line Items]
Interest rate per annum																													9.80%
Effective Interest Rates																													9.80%
Mass Mutual Barings loans | Notes Payable | Maximum
Debt Instrument [Line Items]
Interest rate per annum																													13.00%
Effective Interest Rates																													13.00%
B. Riley Bridge Notes | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													7.00%
Effective Interest Rates																													7.00%
Notes payable																													$ 41,777,000	41,777,000
B. Riley Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Effective Interest Rates												7.00%
B. Riley Bridge Notes | Bridge Loan | B. Riley Commercial Capital, LLC
Debt Instrument [Line Items]
Debt instrument, face amount												$ 60,000,000
B. Riley Bridge Notes | Bridge Loan | Affiliate Of B. Riley Commercial Capital, LLC
Debt Instrument [Line Items]
Debt instrument, face amount												$ 15,000,000
Amended B. Riley Bridge Notes | Bridge Loan
Debt Instrument [Line Items]
Bridge loan, amount due in the first half of 2023										$ 37,500,000
Debt instrument, additional payments required, threshold secured debt face amount										$ 500,000,000
Bridge loan, additional payments required, percentage of amounts drawn under equity line of credit										25.00%
Liberty loan | Equipment Loan
Debt Instrument [Line Items]
Debt instrument, term												24 months
Debt instrument, face amount												$ 11,000,000
Effective Interest Rates												10.60%
Proceeds from lines of credit												$ 11,000,000
Liberty loan | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													10.60%
Effective Interest Rates																													10.60%
Notes payable																													$ 6,968,000	6,968,000
HMC note | Notes Payable
Debt Instrument [Line Items]
Debt instrument, term									36 months
Interest rate per annum									5.00%																				5.00%
Effective Interest Rates									15.00%																				15.00%
Payment to execute debt instrument					$ 2,000,000				$ 2,000,000
Notes payable					$ 15,500,000				$ 15,500,000																				$ 14,208,000	0
ACM financing | Notes Payable
Debt Instrument [Line Items]
Debt instrument, term								26 months
Interest rate per annum																													0.00%
Effective Interest Rates								15.00%																					15.00%
Notes payable								$ 7,500,000																					$ 6,519,000	0
First Insurance loan | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum									0.00%																				0.00%
Effective Interest Rates									7.60%																				7.60%
Notes payable									$ 5,000,000																				$ 2,538,000	0
Repayments of debt									$ 2,100,000
Number of monthly installments | installment									8
Replacement DIP Facility
Debt Instrument [Line Items]
Interest rate per annum																																	10.00%
Line of credit facility, maximum borrowing capacity																																	$ 70,000,000
Replacement DIP Facility | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													10.00%
Effective Interest Rates																													10.00%
Notes payable																													$ 4,273,000	0
Reduction in excess cash threshold, contributor one																																$ 40,000,000
Additional mandatory prepayment, anticipated amount																													$ 28,900,000
Replacement DIP Facility | Notes Payable | Minimum
Debt Instrument [Line Items]
Reduction in excess cash threshold, contributor two																																0
Replacement DIP Facility | Notes Payable | Maximum
Debt Instrument [Line Items]
Reduction in excess cash threshold, contributor two																																$ 5,000,000
Trilogy note | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													5.00%
Effective Interest Rates																													15.00%
Notes payable																													$ 2,927,000	0
Trilogy note | Unsecured Promissory Note
Debt Instrument [Line Items]
Debt instrument, term			30 months	30 months
Debt instrument, face amount			$ 2,900,000
Interest rate per annum			5.00%
Effective Interest Rates			15.00%
Didado note | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													5.00%
Effective Interest Rates																													15.00%
Notes payable																													$ 13,000,000	0
Didado note | Unsecured Promissory Note
Debt Instrument [Line Items]
Debt instrument, term			36 months	36 months
Debt instrument, face amount			$ 13,000,000
Interest rate per annum			5.00%
Effective Interest Rates			15.00%
Harper note | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													5.00%
Effective Interest Rates																													15.00%
Notes payable																													$ 4,678,000	0
Harper note | Unsecured Promissory Note
Debt Instrument [Line Items]
Debt instrument, term	30 months	30 months
Debt instrument, face amount	$ 4,700,000
Interest rate per annum	5.00%
Effective Interest Rates	15.00%
Convertible Notes Mature In April 2025
Debt Instrument [Line Items]
Convertible debt, conversion price, percentage of financing price																																			80.00%
Debt instrument, convertible price (in dollars per share) | $ / shares																																			$ 8.00
Convertible Notes Mature In April 2025 | Notes Payable
Debt Instrument [Line Items]
Notes payable																													$ 560,000,000
Convertible Notes Mature In April 2025 | Convertible Notes
Debt Instrument [Line Items]
Debt issuance costs						$ 13,100,000
Secured Convertible Notes Issued April 2021
Debt Instrument [Line Items]
Convertible debt, conversion price, percentage of financing price													80.00%														80.00%
Convertible debt, valuation technique, ratio of minimum payoff at maturity to carry value													2														2		2					2
Convertible debt, amount owed if held to maturity																													$ 475,200,000
Convertible debt, amount owed if prepaid																													$ 797,600,000
Secured Convertible Notes Issued April 2021 | Notes Payable
Debt Instrument [Line Items]
Interest rate per annum																													10.00%
Effective Interest Rates																													10.00%
Notes payable																													$ 237,584,000	$ 237,584,000